Newfleet Multi-Sector Income ETF (Prospectus Summary) | Newfleet Multi-Sector Income ETF
NEWFLEET MULTI-SECTOR INCOME ETF (NYSE Arca Ticker: MINC)
INVESTMENT OBJECTIVE
The Newfleet Multi-Sector Income ETF (the "Fund") seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value ("NAV") due to changes in interest rates.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Newfleet Multi-Sector Income ETF
MANAGEMENT FEES		0.65%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.12%
TOTAL ANNUAL FUND OPERATING EXPENSES		0.77%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[2]	0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		0.75%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.75% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation (i) may be terminated at any time by the AdvisorShares Trust Board of Trustees (the "Board"), and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated
and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Newfleet Multi-Sector Income ETF	77	243

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve the Fund's investment objective, Newfleet Asset Management,
LLC (the "Sub-Advisor") applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality. The
Sub-Advisor seeks to provide diversification by allocating the Fund's investments among various sectors of the fixed income markets, which, as of the date of this
Prospectus, include: corporate investment-grade, corporate high-yield, bank loans, non-agency commercial mortgage-backed securities ("CMBS"), agency and non-agency residential mortgage-backed securities ("RMBS"), non-U.S. dollar securities, emerging market high-yield securities, Yankee investment-grade bonds, asset-backed securities, taxable municipal bonds, tax-exempt municipal bonds, and securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. As a result, the Fund's fixed income investments may be issued by various types of issuers and may include some or all of the following:

• Securities issued or guaranteed as to principal and interest by the U.S.
government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and other pass-through securities;

• Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

• Investment-grade securities issued primarily by U.S. issuers and secondarily by non-U.S. issuers; and

• High-yield debt instruments, including bank loans, which are generally floating-rate loans.

The average duration of the Fund's fixed income investments will range from one to three years. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade at the time of purchase. If certain of the
Fund's holdings experience a decline in their credit quality and fall below investment grade, the Fund may continue to hold the securities and they will not count toward the Fund's 20% investment limit. Generally, the Fund will limit its investments in corporate high-yield securities to 10% of its assets and will limit its investments in non-U.S. issuers to 30% of its assets.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer's creditworthiness. Credit risk is heightened to the extent the Fund invests in below investment-grade securities, which are also referred to as high-yield securities or junk bonds.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Emerging Markets Risk. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S.
companies.

High-Yield Securities Risk. The Fund's investments in high-yield securities or
"junk bonds" are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund's investments in high-yield securities also subjects the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Income Risk. The income from the Fund's investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund portfolio's current earnings rate.

Interest Rate Risk. The Fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment.
Further, there is no guarantee that the Fund will be able to achieve its objective.

Issuer Risk. The value of a Fund investment may decline for a reason directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective.
However, the achievement of the Fund's stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Advisor's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Municipal Market Volatility Risk.The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Tax Risk. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the
Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.
FUND PERFORMANCE
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information will be available on the Fund's website at
www.advisorshares.com following the Fund's commencement of operations.